Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 25,523	$ 28,531
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,621	2,272
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,342	2,631
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,144	2,546
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,284	2,142
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	693	3,302
Later than five years and not later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		735
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 14,439
Later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 14,903